Discontinued Operations - Summary of Net Loss from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
REVENUES	$ 241,402	$ 222,412	$ 500,636	$ 434,524
OPERATING EXPENSES
Voyage expenses (recoveries)	26,256	23,273	59,710	46,221
Vessel operating expenses	88,184	86,519	176,314	163,843
Depreciation and amortization	48,474	50,265	96,962	94,775
General and administrative	18,054	10,417	32,903	20,807
Write-down and loss on sale of vessels				19,029
Total operating expenses	185,122	185,962	382,014	356,570
Loss from vessel operations	56,280	36,450	118,622	77,954
OTHER ITEMS
Interest expense	(21,568)	(16,035)	(40,488)	(27,663)
Foreign currency exchange loss	(2,836)	3,555	(3,611)	(83)
Total other items	(59,898)	24,744	(111,955)	7,151
Net loss from discontinued operations		(2,134)		(4,309)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
REVENUES		7,450		19,760
OPERATING EXPENSES
Voyage expenses (recoveries)		(41)		237
Vessel operating expenses		1,307		3,098
Depreciation and amortization		397		1,236
General and administrative		99		374
Write-down and loss on sale of vessels		7,782		19,029
Total operating expenses		9,544		23,974
Loss from vessel operations		(2,094)		(4,214)
OTHER ITEMS
Interest expense		(37)		(89)
Foreign currency exchange loss		(2)		(4)
Other expense - net		(1)		(2)
Total other items		(40)		(95)
Net loss from discontinued operations		$ (2,134)		$ (4,309)